RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - AEP Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held in Plan (in shares)	2,468,439	2,754,068
Cost basis	$ 155,820,501	$ 165,165,921
Number of acquired shares (in shares)	174,947	128,344
Acquired fair value	$ 18,839,862	$ 11,315,945
Number of disposed shares (in shares)	382,880	665,124
Fair value of disposed shares	$ 41,516,019	$ 39,431,676
Dividend income	$ 9,650,745	$ 11,081,160